Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Segment Information [Abstract]
Total assets		$ 891,276,667	$ 797,358,441
Cash and cash equivalents		108,443,675	151,775,129	$ 44,761,426
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Total assets		241,520,794	164,200,986
Operating Segment [Member] | Containership Segment [Member]
Segment Information [Abstract]
Total assets		15,561,563	16,926,037
Operating Segment [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Total assets		408,269,076	331,442,985
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	64,380,691	110,624,550
Prepaid expenses and other assets	[1]	$ 161,544,543	$ 174,163,883

[1]	Refers to assets of other, non-vessel owning, entities included in the unaudited interim consolidated financial statements.